Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands			12 Months Ended
	Oct. 20, 2020	Oct. 19, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net loss before income taxes			$ (2,599,357)	$ (78,921)
Expected income taxes at the statutory rate			$ (660,757)	$ (21,088)
Tax rate	8.00%	10.00%	25.42%	26.72%
Increase (Decrease) From Tax Effects [Abstract]
Share-based compensation			$ 1,834	$ 4,247
Effect of foreign exchange			1,017	(8,155)
Effect of change in income tax rates			10,969	(6,098)
Effect of rate adjustments for foreign jurisdictions			22,375	(27,785)
Effect of change in deferred tax benefit not recognized			444,117	(7,563)
Effect of U.S. tax change			19,807
Adjustments and assessments			245	(20)
Income tax recovery			$ (160,393)	$ (66,462)